Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted loss per ordinary share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net loss	$ 39,557	$ 42,601	$ 36,869
Preferred share preference			3,933
Deemed dividend			2,114
Allocation of net loss attributable to Ordinary shareholders	$ 39,557	$ 42,601	$ 42,916
Denominator:
Weighted average Ordinary shares outstanding (in Shares)	19,426,692	18,721,528	9,582,405
Basic and diluted net loss per share (in Dollars per share)	$ 2.04	$ 2.28	$ 4.48